UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Oakhurst Strategic Defined Risk Fund
Institutional Class | OASDX
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Oakhurst Strategic Defined Risk Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.lidoadvisors.com/fund. You can also request this information by contacting us at 1-844-625-4778.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	1.33%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$79,341,774
Number of Holdings	43
Portfolio Turnover	5%
Visit https://www.lidoadvisors.com/fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Issuers	(% of net assets)
Invesco BulletShares 2026 Corporate Bond ETF	37.6%
Invesco BulletShares 2024 Corporate Bond ETF	27.2%
SPDR S&P 500 ETF	8.7%
Fidelity Government Portfolio	4.4%
Invesco BulletShares 2025 Corporate Bond ETF	2.6%
First American Government Obligations Fund	0.9%

Security Type	(% of net assets)
Exchange Traded Funds	76.1%
Purchased Options	20.9%
Short-Term Investments	5.3%
Written Options	(3.5)%
Cash & Other	1.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective June 30, 2024, Mr. Michael Reis is no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lidoadvisors.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Lido Advisors, LLC documents not be householded, please call toll-free at 1-844-625-4778 to request individual copies of these documents, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Oakhurst Strategic Defined Risk Fund	PAGE 1	TSR-SAR-81752T403

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OAKHURST STRATEGIC DEFINED RISK FUND
Core Financial Statements
October 31, 2024

Oakhurst Strategic Defined Risk Fund
Schedule of Investments
October 31, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 76.1%
Invesco BulletShares 2024 Corporate Bond ETF(a)		1,019,505	$21,542,141
Invesco BulletShares 2025 Corporate Bond ETF		98,447	2,030,962
Invesco BulletShares 2026 Corporate Bond ETF(a)		1,537,889	29,865,804
SPDR S&P 500 ETF Trust(b)		12,118	6,890,779
TOTAL EXCHANGE TRADED FUNDS (Cost $56,928,002)			60,329,686
	Notional Amount	Contracts(d)
PURCHASED OPTIONS - 20.9%(c)
Call Options - 20.6%
SPDR S&P 500 ETF Trust
Expiration: 12/20/2024; Exercise Price: $445.00	$15,353,280	270	3,474,900
Expiration: 12/20/2024; Exercise Price: $435.00	5,686,400	100	1,383,000
Expiration: 12/20/2024; Exercise Price: $450.00	6,311,904	111	1,374,180
Expiration: 12/20/2024; Exercise Price: $425.00	3,354,976	59	875,353
Expiration: 12/19/2025; Exercise Price: $390.00	3,411,840	60	1,197,090
Expiration: 12/19/2025; Exercise Price: $520.00	739,232	13	116,727
Expiration: 12/18/2026; Exercise Price: $500.00	11,372,800	200	2,539,400
Expiration: 12/18/2026; Exercise Price: $515.00	8,927,648	157	1,822,456
Expiration: 12/18/2026; Exercise Price: $520.00	7,904,096	139	1,564,584
Expiration: 12/18/2026; Exercise Price: $510.00	7,221,728	127	1,519,047
Expiration: 12/18/2026; Exercise Price: $535.00	2,843,200	50	510,525
Put Options - 0.3%
SPDR S&P 500 ETF Trust
Expiration: 03/21/2025; Exercise Price: $485.00	2,558,880	45	25,762
Expiration: 06/20/2025; Exercise Price: $495.00	2,558,880	45	44,753

	Notional Amount	Contracts(d)	Value
Expiration: 09/19/2025; Exercise Price: $490.00	1,762,784	31	$38,487
Expiration: 12/19/2025; Exercise Price: $490.00	739,232	13	19,539
Expiration: 12/18/2026; Exercise Price: $490.00	2,558,880	45	102,735
TOTAL PURCHASED OPTIONS (Cost $9,761,243)			16,608,538
		Shares
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
Fidelity Government Portfolio - Class Institutional, 4.70%(e)(f)		3,515,397	3,515,397
First American Government Obligations Fund - Class X, 4.78%(f)		695,614	695,614
TOTAL SHORT-TERM INVESTMENTS (Cost $4,211,011)			4,211,011
TOTAL INVESTMENTS -102.3% (Cost $70,900,256)			81,149,235
Liabilities in Excess of Other Assets - (2.3)%			(1,807,461)
TOTAL NET ASSETS - 100.0%			$79,341,774

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security
(d)	100 shares per contract.
(e)	All or portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of October 31, 2024 is $3,515,397
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Oakhurst Strategic Defined Risk Fund
Schedule of Written Options
October 31, 2024 (Unaudited)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS(a)
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: 12/20/2024; Exercise Price: $500.00	$(3,354,976)	(59)	$(445,214)
Expiration: 12/20/2024; Exercise Price: $520.00	(5,686,400)	(100)	(566,850)
Expiration: 03/21/2025; Exercise Price: $600.00	(2,558,880)	(45)	(51,120)
Expiration: 06/20/2025; Exercise Price: $630.00	(2,558,880)	(45)	(36,450)
Expiration: 09/19/2025; Exercise Price: $640.00	(1,762,784)	(31)	(33,000)
Expiration: 12/19/2025; Exercise Price: $485.00	(3,411,840)	(60)	(704,910)
Total Written Call Options			(1,837,544)
Written Put Options
SPDR S&P 500 ETF Trust
Expiration: 12/20/2024; Exercise Price: $300.00	(3,354,976)	(59)	(1,327)
Expiration: 12/20/2024; Exercise Price: $350.00	(5,686,400)	(100)	(4,200)
Expiration: 12/20/2024; Exercise Price: $355.00	(21,665,184)	(381)	(16,954)
Expiration: 03/21/2025; Exercise Price: $370.00	(2,558,880)	(45)	(7,132)
Expiration: 06/20/2025; Exercise Price: $390.00	(2,558,880)	(45)	(13,928)
Expiration: 09/19/2025; Exercise Price: $385.00	(1,762,784)	(31)	(12,757)
Expiration: 12/19/2025; Exercise Price: $315.00	(2,274,560)	(40)	(10,700)
Expiration: 12/19/2025; Exercise Price: $380.00	(739,232)	(13)	(6,448)
Expiration: 12/19/2025; Exercise Price: $520.00	(739,232)	(13)	(26,377)
Expiration: 12/18/2026; Exercise Price: $360.00	(11,372,800)	(200)	(144,100)
Expiration: 12/18/2026; Exercise Price: $410.00	(2,558,880)	(45)	(51,143)
Expiration: 12/18/2026; Exercise Price: $415.00	(16,149,376)	(284)	(337,534)
Expiration: 12/18/2026; Exercise Price: $420.00	(4,833,440)	(85)	(105,655)
Expiration: 12/18/2026; Exercise Price: $435.00	(2,843,200)	(50)	(70,950)
Expiration: 12/18/2026; Exercise Price: $520.00	(2,558,880)	(45)	(131,580)
Total Written Put Options			(940,785)
TOTAL WRITTEN OPTIONS (Premiums received $3,058,498)			$(2,778,329)

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Oakhurst Strategic Defined Risk Fund
Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 81,149,235
Deposit at broker for written option contracts	1,011,120
Cash	54,084
Interest receivable	21,077
Prepaid expenses	17,055
Total assets	82,252,571
LIABILITIES:
Written option contracts, at value	2,778,329
Payable to Adviser	69,856
Payable for shareholder servicing fees	32,067
Payable for fund administration and accounting fees	15,876
Payable for transfer agent fees	5,643
Payable for compliance fees	2,973
Payable for custodian fees	1,414
Accrued expenses and other liabilities	4,639
Total liabilities	2,910,797
NET ASSETS	$79,341,774
NET ASSETS CONSISTS OF:
Paid-in capital	$ 65,709,983
Total distributable earnings	13,631,791
Total net assets	$79,341,774
Institutional Class
Net assets	$ 79,341,774
Shares issued and outstanding(a)	6,235,159
Net asset value, redemption price and offering price per share	$12.72
COST:
Investments, at cost	$ 70,900,256
PROCEEDS:
Written options premiums received	$3,058,498

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Oakhurst Strategic Defined Risk Fund
Statement of Operations
For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$ 1,284,691
Interest income	115,198
Total investment income	1,399,889
EXPENSES:
Investment advisory fee (See Note 3)	420,985
Fund administration and accounting fees (See Note 3)	58,049
Transfer agent fees (See Note 3)	25,073
Audit fees	10,561
Trustees’ fees (See Note 3)	10,389
Legal fees	9,624
Compliance fees (See Note 3)	9,336
Federal and state registration fees	4,521
Custodian fees (See Note 3)	3,764
Insurance fees	2,532
Reports to shareholders	1,158
Broker interest expense	1,008
Shareholder service fees - Institutional Class (See Note 5)	44
Other expenses	1,746
Total expenses	558,790
NET INVESTMENT INCOME	841,099
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,363,785
Written option contracts expired or closed	(992,922)
Net realized gain	1,370,863
Net change in unrealized appreciation (depreciation) on:
Investments	6,030,590
Written option contracts	(312,848)
Net change in unrealized appreciation (depreciation)	5,717,742
Net realized and unrealized gain on investments	7,088,605
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,929,704

The accompanying notes are an integral part of these financial statements.

4

Oakhurst Strategic Defined Risk Fund
Statements of Changes in Net Assets

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$841,099	$1,154,747
Net realized gain	1,370,863	5,741,496
Net change in unrealized appreciation (depreciation) on investments and written option contracts	5,717,742	4,684,718
Net increase in net assets resulting from operations	7,929,704	11,580,961
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	—	(2,617,774)
CAPITAL SHARE TRANSACTIONS:
Subscriptions - Institutional Class	2,515,780	9,629,907
Reinvestments - Institutional Class	—	2,288,851
Redemptions - Institutional Class	(11,428,982)	(24,447,841)
Net decrease in net assets from capital share transactions(1)	(8,913,202)	(12,529,083)
NET DECREASE IN NET ASSETS	(983,498)	(3,565,896)
NET ASSETS:
Beginning of the period	80,325,272	83,891,168
End of the period	$79,341,774	$80,325,272
(1)A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Subscriptions - Institutional Class	201,653	865,573
Reinvestments - Institutional Class	—	206,203
Redemptions - Institutional Class	(901,267)	(2,242,056)
Total decrease in shares outstanding	(699,614)	(1,170,280)

The accompanying notes are an integral part of these financial statements.

5

Oakhurst Strategic Defined Risk Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout the periods.

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.58	$10.35	$10.76	$11.64	$9.78	$10.24
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.12	0.16	0.08	(0.05)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments(c)	1.02	1.43	0.06	(0.21)	1.90	(0.23)
Total from investment operations	1.14	1.59	0.14	(0.26)	1.86	(0.22)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)	—	—	—	—
Net realized gains	—	(0.18)	(0.55)	(0.62)	—	(0.24)
Total distributions	—	(0.36)	(0.55)	(0.62)	—	(0.24)
Net asset value, end of period	$12.72	$11.58	$10.35	$10.76	$11.64	$9.78
TOTAL RETURN(d)	9.84%	15.56%	1.58%	−2.70%	19.02%	−2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$79,342	$80,325	$83,891	$104,235	$105,370	$30,875
Ratio of expenses to average net assets:
Before expense recoupment/waiver(e)(f)	1.33%	1.43%	1.44%	1.39%	1.56%	2.12%
After expense recoupment/waiver(e)(f)	1.33%	1.43%	1.47%	1.60%	1.60%	1.66%
Ratio broker interest expense to average net assets(e)(f)	0.00%(g)	0.00%(g)	0.01%	0.00%(g)	0.00%(g)	0.06%
Ratio of expenses to average net assets excluding broker interest expense (after expense recoupment/waiver)(e)(f)	1.33%	1.43%	1.46%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets(e)(f)	2.00%	1.44%	0.72%	(0.45)%	(0.34)%	0.06%
Portfolio turnover rate(d)	5%	73%	69%	98%	71%	214%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of October 31, 2024, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.
Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500® Index (the “Index”) or exchange traded funds (“ETFs”) that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

7

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black- Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lido Advisers, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Exchange Traded Funds	$60,329,686	$—	$—	$60,329,686
Purchased Options	—	16,608,538	—	16,608,538
Money Market Funds	4,211,011	—	—	4,211,011
Total Investments	$64,540,697	$16,608,538	$—	$81,149,235

8

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments at Fair Value:
Written Options	$—	$ (2,778,329)	$—	$ (2,778,329)
Total Investments	$—	$(2,778,329)	$—	$(2,778,329)

As of the period ended October 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for written option contracts on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
D.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

9

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
F.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

M.
Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund writes call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premiums. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The

10

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Fund will use cash or U.S. Treasury securities to cover the written call options. The Fund may utilize put options to lower the overall volatility of the Fund’s investment portfolio, to “hedge” or limit the exposure of the Fund’s position. The Fund will also invest in U.S. Treasury securities.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended October 31, 2024, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Purchased Option Contracts	1,591	$88,200,428
Written Option Contracts	2,036	$112,822,566

Statement of Assets and Liabilities
Fair values of derivative instruments as of October 31, 2024:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$16,608,538	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	2,778,329
Total fair values of derivative instruments		$16,608,538	$2,778,329

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024:

	Net Realized Gain (Loss) on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$1,628,472	$(992,922)	$635,550
Total	$1,628,472	$(992,922)	$635,550

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$5,041,245	$(312,848)	$4,728,397
Total	$5,041,245	$(312,848)	$4,728,397

*	The amounts disclosed are included in the realized gain on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or

11

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of October 31, 2024, Advisor Class shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser, with consent of the Board. There were no waived fees, reimbursed expenses or recoupment by the Adviser for the period ended October 31, 2024.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2024 are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended April 30, 2021.
At April 30, 2024, the Fund’s most recently completed fiscal year end, the components of accumulated loss on a tax basis were as follows:

Tax cost of investments	$75,326,783
Gross tax unrealized appreciation	$5,695,204
Gross tax unrealized depreciation	(1,457,637)
Net tax unrealized appreciation (depreciation)	4,237,567
Undistributed ordinary income	3,021,416
Undistributed long-term capital gains	2,042,333
Distributable earnings	5,063,749
Other accumulated loss*	(3,599,229)
Total distributable earnings	$5,702,087

*	Any wash sale or straddle loss deferrals are temporary book to tax differences.

12

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
As of April 30, 2024, the Fund’s most recently completed fiscal year end, the Fund had short-term capital loss carryovers of $1,644,022 and long-term carryovers of $63,572 which will be permitted to be carried over for an unlimited period of time. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2024, the Fund did not defer, on a tax basis, any qualified late year losses.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
There were no distributions paid for the six months ended October 31, 2024.
The tax character of distributions paid for the year ended April 30, 2024 are as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
4/30/2024	$1,618,189	$999,585	$2,617,774

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2024, Advisor Class shares are not available.
In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of the Institutional Class or the Advisor Class. For the six months ended October 31, 2024, the Institutional Class incurred expenses of $44 to the plan. As of October 31, 2024, the Advisor Class shares were not available for purchase. Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

13

OAKHURST STRATEGIC DEFINED RISK FUND
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$3,734,340	$15,414,743

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2024, National Financial Services, for the benefit of its customers, owned 79.64% of the outstanding shares of the Fund.
8. OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Received/ Pledged*	Net Amount
Liabilities:
Description
Written Option Contracts**	$2,778,329	$ —	$2,778,329	$2,778,329	$ —	$ —
	$2,778,329	$—	$2,778,329	$2,778,329	$—	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	Interactive Brokers, LLC is the prime broker for all written option contracts held by the Fund as of October 31, 2024.
9. SUBSEQUENT EVENTS
On December 19, 2024, the Fund declared an income distribution of $0.23971914 per share, a short-term capital gain of $0.46901 per share, and a long-term capital gain of $0.70120 per share payable on December 19, 2024, to shareholders of record on December 18, 2024.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

14

OAKHURST STRATEGIC DEFINED RISK FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024 (Unaudited)
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Oakhurst Strategic Defined Risk Fund (the “Fund”), and Lido Advisors, LLC (“Lido”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Lido to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Lido provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Lido included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Lido, including Lido’s portfolio manager and other personnel, and the investment practices and techniques used by Lido in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Lido and the Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Lido; (v) Lido’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Lido in connection with its services to the Fund are shared with Fund shareholders; and (v) other ancillary or “fall-out” benefits Lido and/or its affiliates, if any, may receive based on Lido’s relationship with the Fund. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Lido in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Lido furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Lido, Lido’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Lido. The Board also considered the presentation by representatives of Lido received at the Board’s meeting held on January 24-25, 2024.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Lido in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Lido, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Lido under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Lido. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Lido’s investment process and investment strategy for the Fund, Lido’s approach to security selection, Lido’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Lido’s trade execution capabilities and experience. The Board noted that Lido had been managing the Fund’s portfolio following the transition of the investment management business of Oakhurst Advisors, LLC, and affiliate of Lido, to Lido. The Board also considered that the Fund’s portfolio managers had each served as a portfolio manager to the Fund since its inception. In addition, the Board considered the quality of Lido’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.

15

OAKHURST STRATEGIC DEFINED RISK FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024 (Unaudited)(Continued)
The Board evaluated the ability of Lido, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Lido’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of Lido’s compliance program. The Board also considered the entrepreneurial and other risks assumed by Lido in connection with the services provided to the Fund.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Lido is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2024, as compared to its benchmark index, the S&P 500 Index. The Board noted that the Fund underperformed the index for the year-to-date, one-year, three-year, five-year and since inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Board considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year, three-year, four-year and five-year periods ended April 30, 2024. The Board noted that the Institutional Class shares of the Fund outperformed the Performance Universe median and average for the one-year and two-year periods, but underperformed the Performance Universe median and average for the five-year period ended April 30, 2024. The Board also noted that for the three-year and four-year periods, the Institutional Class shares of the Fund outperformed the Performance Universe average but underperformed the Performance Universe median. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Lido identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Lido’s analysis of the Fund’s performance for these time periods.
Based on these considerations, the Board concluded that the performance results achieved by Lido for the Fund were satisfactory given market conditions. The Board further concluded that it continued to have confidence in Lido’s overall capabilities to manage the Fund.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Lido for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and median.
The Board noted that Lido reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Fund, but the Board received and considered information about the nature and extent of services offered and fee rates charged by Lido to other types of clients. The Board considered the fee comparisons in view of any differences between Lido’s services to the Fund and the services it provides to these other types of clients.
The Board received and considered information regarding the Fund’s gross and net total operating expense ratio and its various components, including management fees, transfer agency fees, custodian fees, other non-management fees and non-Rule 12b-1 service fees, as well as the Fund’s fee waiver and expense reimbursement arrangements. The Board noted that Lido had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the

16

OAKHURST STRATEGIC DEFINED RISK FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024 (Unaudited)(Continued)
net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Fund’s net expense ratio was higher than both the average and median of the Expense Group.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board concluded that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the expense structure of the Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Lido’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information about the profitability to Lido from its advisory relationship with the Fund for the twelve months ended March 31, 2024.The Board received and considered a description of the expense allocation methodology used by Lido in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Lido’s financial resources and information regarding Lido’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement and Expense Limitation Agreement. The Board concluded that Lido’s profit from managing the Fund had not been, and currently was not, excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in the Fund’s asset levels since it commenced operations. The Board then considered information regarding whether and the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of for shareholders. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of implementing management fee breakpoints or other methods to share benefits from economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Lido and/or its affiliates, if any, as a result of Lido’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Lido confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Lido’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Lido, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Lido and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

17

OAKHURST STRATEGIC DEFINED RISK FUND
Additional Information
October 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at https://www.sec.gov/.

18

INVESTMENT ADVISER
Lido Advisors, LLC
1875 Century Park East, Suite 950
Los Angeles, CA 90067
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/7/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	1/7/2025